INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSET (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill, beginning	$ 1,702,119	$ 1,893,740	$ 1,893,740	$ 1,966,340
Aggregate goodwill acquired	244,300	0	489,151
Goodwill adjustments			0	(72,600)
Impairment losses	0		680,772	0
Goodwill, ending	8,487,536		1,702,119	1,893,740
Box Pure Air
Goodwill, beginning	414,151
Aggregate goodwill acquired	0		414,151
Goodwill adjustments			0
Impairment losses	0		0
Goodwill, ending	8,487,536		414,151
Direct Solar America [Member]
Goodwill, beginning	1,212,968	1,893,740	1,893,740	1,966,340
Aggregate goodwill acquired	6,785,416
Goodwill adjustments				(72,600)
Impairment losses	0		680,772	0
Goodwill, ending	1,212,968		1,212,968	1,893,740
EnergyWyze [Member]
Goodwill, beginning	75,000	$ 0	0
Aggregate goodwill acquired	0		75,000
Goodwill adjustments			0
Impairment losses	0		0
Goodwill, ending	$ 75,000		$ 75,000	$ 0